Finance debts (Tables)	12 Months Ended
Dec. 31, 2021
Statements
Schedule of finance debts

	December 31, 2021				December 31, 2020
		Current				Current
		portion of				portion of
	Short-term	long-term	Long-term		Short-term	long-term	Long-term
(€ million)	debt	debt	debt	Total	debt	debt	debt	Total
Banks	362	347	4,650	5,359	337	759	3,193	4,289
Ordinary bonds	—	913	18,049	18,962	—	1,140	18,280	19,420
Convertible bonds	—	399	—	399	—	—	396	396
Sustainability-Linked Bond	—	2	996	998	—	—	—	—
Commercial papers	836	—	—	836	2,233	—	—	2,233
Other financial institutions	1,101	120	19	1,240	312	10	26	348
	2,299	1,781	23,714	27,794	2,882	1,909	21,895	26,686

Schedule of fair value of long-term debt

Fair value of long-term debt, including the current portion of long-term debt is described below:

	December 31,	December 31,
(€ million)	2021	2020
Ordinary bonds and Sustainability-Linked Bond	23,070	22,429
Convertible bonds	513	497
Banks	5,029	4,008
Other financial institutions	138	36
	28,750	26,970

Schedule of changes in liabilities arising from financing activities

	Long-term debt		Long-term and current
	and current	Short-term	portion of long-term lease
(€ million)	portion of long-term debt	debt	liabilities	Total
Carrying amount at December 31, 2020	23,804	2,882	5,018	31,704
Cash flows	666	(910)	(939)	(1,183)
Currency translation differences	255	153	303	711
Changes in the scope of consolidation	545	160	103	808
Other non-monetary changes	225	14	852	1,091
Carrying amount at December 31, 2021	25,495	2,299	5,337	33,131
Carrying amount at December 31, 2019	22,066	2,452	5,648	30,166
Cash flows	2,178	937	(869)	2,246
Currency translation differences	(348)	(528)	(333)	(1,209)
Changes in the scope of consolidation	64	22	4	90
Other non-monetary changes	(156)	(1)	568	411
Carrying amount at December 31, 2020	23,804	2,882	5,018	31,704

Currency
Statements
Schedule of finance debts

The following table provides a breakdown by currency of finance debt and the related weighted average interest rates:

	December 31, 2021				December 31, 2020
			Long term				Long term
			debt and				debt and
			current				current
	Short term		portion of long		Short term		portion of long
	debt	Average rate	term debt	Average rate	debt	Average rate	term debt	Average rate
	(€ million)	(%)	(€ million)	(%)	(€ million)	(%)	(€ million)	(%)
Euro	1,356	—	20,399	1.5	1,004	—	19,142	1.7
U.S. dollar	928	0.2	5,096	3.8	1,870	1.1	4,522	4.6
Other currencies	15	(0.3)	—	—	8	(0.5)	140	4.3
	2,299	—	25,495	—	2,882	—	23,804	—

Ordinary Bonds
Statements
Schedule of finance debts

The following table provides a breakdown of ordinary bonds by issuing entity, maturity date, interest rate and currency as of December 31, 2021:

		Discount on bond
		issue and accrued			Maturity		Rate %
(€ million)	Amount	expense	Total	Currency	from	to	from	to
Issuing entity
Euro Medium Term Notes
Eni SpA	1,000	29	1,029	EUR		2029		3.625
Eni SpA	1,200	15	1,215	EUR		2025		3.750
Eni SpA	1,000	13	1,013	EUR		2023		3.250
Eni SpA	1,000	10	1,010	EUR		2026		1.500
Eni SpA	1,000	10	1,010	EUR		2031		2.000
Eni SpA	1,000	3	1,003	EUR		2030		0.625
Eni SpA	1,000	1	1,001	EUR		2026		1.250
Eni SpA	900	(1)	899	EUR		2024		0.625
Eni SpA	800	1	801	EUR		2028		1.625
Eni SpA	750	11	761	EUR		2024		1.750
Eni SpA	750	7	757	EUR		2027		1.500
Eni SpA	750	(4)	746	EUR		2034		1.000
Eni SpA	700	3	703	EUR		2022		0.750
Eni SpA	650	4	654	EUR		2025		1.000
Eni SpA	600	(3)	597	EUR		2028		1.125
Eni Finance International SA	1,545	(4)	1,541	USD	2026	2027		variable
Eni Finance International SA	795	7	802	EUR	2025	2043	1.275	5.441
	15,440	102	15,542
Other bonds
Eni SpA	883	7	890	USD		2023		4.000
Eni SpA	883	4	887	USD		2028		4.750
Eni SpA	883	—	883	USD		2029		4.250
Eni SpA	309	1	310	USD		2040		5.700
Eni USA Inc	353	—	353	USD		2027		7.300
CEF3 Wind Energy SpA	99	(2)	97	EUR		2025		2.010
	3,410	10	3,420
	18,850	112	18,962

Convertible Bonds
Statements
Schedule of finance debts

The following table provides a breakdown of convertible bonds issued by Eni SpA as of December 31, 2021:

		Discount on bond
		issue and accrued
(€ million)	Amount	expense	Total	Currency	Maturity	Rate %
Eni SpA	400	(1)	399	EUR	2022	0.000

Sustainability-linked bond
Statements
Schedule of finance debts

Information relating to the sustainability-linked bond is as follows:

		Discount on bond
		issue and accrued
(€ million)	Amount	expense	Total	Currency	Maturity	Rate%
Eni SpA	1,000	(2)	998	EUR	2,028	0.375